Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization and Principal Activities
Schedule of the Company's subsidiaries

The Company’s significant subsidiaries as of December 31, 2018  include the following:

	Date of	Place of	Percentage of
	Incorporation/Acquisition	Incorporation	Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. ("Shanghai Juxiang")	July 16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd. ("Shanghai Baoyi")	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited("Jupai Hong Kong")	August 21, 2012	Hong Kong	100%
Shanghai Baoyixuan Investment Management Center (Limited Partnership) ("Baoyixuan")	December 24, 2015	PRC	100%

Shanghai Jupai’s significant subsidiaries as of December 31, 2018  include the following:

		Place of	Percentage of
	Date of Incorporation/acquisition	Incorporation	Ownership
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")	May 17, 2013	PRC	85%
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")	June 8, 2015	PRC	85%
Shanghai Jupai Yumao Fund Sales Co., Ltd. (“Yumao”)	Feb 26, 2014	PRC	100%

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2018  include the following:

		Place of	Percentage of
	Date of Acquisition	Incorporation	Ownership
Shanghai Yidezhen Equity Investment Center ("Yidezhen")	July 16, 2015	PRC	100%